INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [text block]
	As at December 31	As at December 31
(in millions of U.S. dollars)	2018	2017
INVENTORIES
Heap leach ore (2) (3)	-	163.1
Stockpile ore	74.3	23.8
Work-in-process	7.7	18.5
Finished goods (1)	25.4	16.1
Supplies	49.3	50.4
	156.7	271.9
Less: non-current inventories (2)	(14.9)	(78.7)
Total current inventories	141.8	193.2
1.	The amount of inventories recognized in operating expenses for the year ended December 31, 2018 was $311.6 million (2017 $186.2 million).
2.	Non-current inventories consist of low-grade stockpiled inventories at Rainy River, of which $14.9 million are expected to be recovered after one year. As at December 31, 2017, non-current inventories of $78.7 million consisted of low-grade stockpiled inventories at Rainy River and non-current heap leach inventories at Mesquite and Cerro San Pedro.
3.	For the year ended December 31, 2018, the Company wrote down $16.9 million of heap leach inventory at Cerro San Pedro, of which $15.8 million was included in operating expenses and $1.1 million was included in depreciation and depletion, as a result of a recoverability analysis performed earlier in the year as the Company has discontinued the addition of cyanide to the heap leach pad, and as a result of Cerro San Pedro transitioning to the reclamation phase of its mine life cycle on December 31, 2018.